SHARE-BASED COMPENSATION PROGRAMS - Narrative (Detail) $ / shares in Units, $ in Millions																			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 10, 2018 shares	Jun. 11, 2018 $ / shares shares	May 17, 2018 $ / shares shares	May 09, 2018 $ / shares shares	Apr. 25, 2018	Apr. 06, 2018 USD ($) shares	Mar. 26, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 21, 2017 USD ($) shares	Apr. 07, 2017 USD ($) shares	Mar. 24, 2017 USD ($) shares	Jun. 06, 2016 USD ($) € / shares shares	Apr. 08, 2016 USD ($) shares	Mar. 22, 2016 USD ($) shares	Jun. 19, 2015 USD ($) € / shares shares	Apr. 03, 2015 USD ($) shares	Apr. 02, 2015 USD ($) shares	Mar. 16, 2012 USD ($) shares	Jun. 21, 2017 USD ($) € / shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares € / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares € / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares € / shares	Mar. 01, 2018 $ / shares	Jun. 21, 2017 € / shares	Jun. 06, 2016 € / shares	Jun. 19, 2015 € / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																				$ 31.0		$ 16.9	$ 47.5	$ 73.4	$ 247.0		$ 213.0		$ 243.0
Grants in period (in shares)		1,000,000
Exercised of Stock options | $																									0.0		0.0
Share-based compensation exercises in period, intrinsic value | $																													0.2
Exercises of stock options resulting in current deductible tax | $																													0.1
Windfall tax benefits resulted from exercise of stock option awards | $																													0.1
Purchased AB Holding Units to help fund anticipated obligations under its incentive compensation award program shares (in shares)	2,502,194																						2,500,000
Repurchase of AB Holding units | $																							$ 29.0	$ 0.0	$ 220.0		$ 236.0		214.0
Shares to be repurchased next year (in shares)																					30,000
Axa Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)																									488,000
Purchased AB Holding Units to help fund anticipated obligations under its incentive compensation award program shares (in shares)																									22,974
Weighted average costs | $ / shares																									$ 23.14
Stock appreciation right outstanding								5,402,000																	5,402,000	5,402,000	9,536,000	9,536,000
Weighted average remaining contractual term																									4 years 2 months 12 days
AXA Holding Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation right outstanding								3,082,000																	3,082,000	3,082,000	5,085,000	5,085,000
Weighted average remaining contractual term																									1 year 2 months 12 days
Performance Share Plan Year 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share distributions | $											$ 21.0
Share distributions (in shares)											2,300,000			2,300,000
Cash distributions | $														$ 55.0
AXA Advisor Performance Unit Plan Year 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share distributions (in shares)										227,703
Cash distributions | $										$ 6.0
AXA Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																									$ 13.0		$ 19.0		$ 20.0
AXA Share Plan | Investment Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period																									4,000,000		6,000,000		5,000,000
Vesting period																									5 years
AXA Share Plan | Investment One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units share based compensation discount from market price																									20.00%
Share based compensation price per share | € / shares																										€ 20.19
AXA Share Plan | Investment Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units share based compensation discount from market price																									8.98%
Share based compensation price per share | € / shares																										€ 22.96
AXA Miles Program 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period																		50
Vesting period																		4 years
Share-based compensation arrangement by share-based payment award, description																		Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011.
Share based compensation arrangement by share based payment award options additional grants granted for distribution																		4,000,000
Share based compensation related to settlement agreement | $																		$ 0.2
Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																									$ 0.5		$ 0.5		$ 0.4
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent																									10.00%
Share-based compensation arrangement by share-based payment award, shares reserved purchased																									30,000,000
2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expire date								Sep. 30, 2027
AXA Advisor Performance Unit Plan Year 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share distributions (in shares)													500,000
Cash distributions | $													$ 10.0
Performance Share Plan Year 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share distributions (in shares)																	2,400,000
Cash distributions | $																	$ 55.0
AXA Advisor Performance Unit Plan Year 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share distributions (in shares)																400,000
Cash distributions | $																$ 10.0
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards authorized (in shares)																				5,900,000			5,900,000
Transaction Incentive Grant Awards | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value | $																				$ 7.2			$ 7.2
AB
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchased AB Holding Units to help fund anticipated obligations under its incentive compensation award program shares (in shares)																				1,600,000		300,000	2,900,000	5,900,000	9,000,000		11,000,000
Repurchase of AB Holding units | $																				$ 48.0		$ 7.0	$ 83.0	$ 135.0	$ 220.0		$ 236.0
Open market purchase (in shares)																				1,600,000		300,000	2,800,000	5,200,000	5,000,000		8,000,000
Open market purchase | $																				$ 48.0		$ 7.0	$ 81.0	$ 117.0	$ 117.0		$ 176.0
Restricted holding unit awards granted to employees (in shares)																							600,000	1,000,000
Stock issued during period, in share																									1,200,000		400,000
Stock issued during period, in value | $																									$ 20.0		$ 6.0
The aggregate number of shared granted								60,000,000
Newly-issued AB Holding Units								30,000,000
Net of withholding tax requirements																									6,100,000
Units were available for grant								53,900,000																	53,900,000	53,900,000
Restricted holding unit awards granted to employees | $																							$ 11.0	$ 18.0
Non-officer Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																				0.6					$ 0.4		$ 0.4
Shares issued (in shares)			30,000																						55,000,000,000
Exercise price (in usd per share) | $ / shares			$ 21.68
Employees And Directors | AB
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted holding unit awards granted to employees (in shares)																									8,300,000
Employees [Member] | AB
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted holding unit awards granted to employees (in shares)																									6,100,000		6,100,000
Employees And Director [Member] | AB
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted holding unit awards granted to employees (in shares)																											7,000,000
Employees and eligible Directors | AB
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted holding unit awards granted to employees (in shares)																							2,500,000	2,100,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period			400,000
Compensation costs | $																				9.7		8.9	$ 14.1	$ 42.9	$ 45.0		$ 37.0		44.0
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																							0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																							200.00%
Performance Shares | 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period															1,700,000
Compensation costs | $																									$ 5.0		6.0		14.0
Performance Shares | 2015 Grant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																									0.00%
Performance Shares | 2015 Grant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																									130.00%
Performance Shares | 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period									1,700,000
Compensation costs | $																									$ 14.0
Performance Shares | 2017 Grant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																									0.00%
Performance Shares | 2017 Grant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																									130.00%
Performance Shares | 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period												1,900,000
Compensation costs | $																									$ 6.0		15.0
Performance Shares | 2016 Grant | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																									0.00%
Performance Shares | 2016 Grant | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential shares earned, percent																									130.00%
Performance Shares | TSR Performance Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																				1.1
Compensation cost not yet recognized | $																				4.8			$ 4.8
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																				0.9		$ 0.4	$ 1.4	$ 1.2	$ 1.0		$ 1.0		$ 1.0
Exercise price | $ / shares		$ 4.61
Vesting period																							3 years
Expected term																							5 years 8 months 12 days
Grants in period, weighted average grant date fair value (in usd per share) | $ / shares		$ 21.34
Expected volatility rate																							25.40%
Expected Dividend rate																							2.44%
Risk free rate																							2.83%
Compensation cost not yet recognized | $								$ 1.0												4.8			$ 4.8		$ 1.0	€ 1.0
Recognition period for compensation costs																									2 years 9 months 18 days
Stock Options | Axa Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares								$ 2.01																	$ 2.01	€ 2.01	$ 2.06	$ 2.06	$ 1.73	$ 1.73
Expected term																									8 years 9 months 18 days		8 years 1 month 6 days		8 years 2 months 12 days
Expected volatility rate																									25.05%		26.60%		23.68%
Expected Dividend rate																									6.53%		6.50%		6.29%
Risk free rate																									0.59%		0.33%		0.92%
Stock Options | AXA Holding Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares																											$ 2.75	$ 2.75	$ 4.13	$ 4.13
Expected term																											6 years		6 years
Expected volatility rate																											31.00%		32.10%
Expected Dividend rate																											7.10%		7.10%
Risk free rate																											1.30%		1.50%
Stock Options | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																							33.33%
Stock Options | Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																							33.33%
Stock Options | Period Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																							33.33%
Stock Options | 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																									$ 0.1		$ 0.1		$ 0.4
Grants in period (in shares)															400,000
Exercise price | € / shares																																		€ 22.90
Vesting period																									5 years
Expected term															10 years
Grants in period, weighted average grant date fair value (in usd per share) | € / shares															€ 1.58
Expected volatility rate															23.68%
Weighted Average Term															8 years 2 months 12 days
Expected Dividend rate															6.29%
Risk free rate															0.92%
Compensation cost not yet recognized | $															€ 1.0
Stock Options | 2015 Grant | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																									33.33%
Stock Options | 2015 Grant | Subject to conditional vesting term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)															200,000
Stock Options | 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $									$ 0.6
Grants in period (in shares)									500,000
Exercise price | € / shares																																€ 23.92
Vesting period																									5 years
Expected term									10 years
Grants in period, weighted average grant date fair value (in usd per share) | € / shares																			€ 1.78
Expected volatility rate									25.05%
Weighted Average Term									8 years 9 months 18 days
Expected Dividend rate									6.53%
Risk free rate									0.59%
Compensation cost not yet recognized | $									$ 1.0										€ 1.0
Stock Options | 2017 Grant | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																									33.33%
Stock Options | 2017 Grant | Subject to conditional vesting term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)									300,000
Stock Options | 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																									$ 0.6		0.1
Grants in period (in shares)												600,000
Exercise price | € / shares																																	€ 21.52
Vesting period																									5 years
Expected term												10 years
Grants in period, weighted average grant date fair value (in usd per share) | € / shares												€ 1.85
Expected volatility rate												26.60%
Weighted Average Term												8 years 1 month 6 days
Expected Dividend rate												6.50%
Risk free rate												0.33%
Compensation cost not yet recognized | $												€ 1.0
Stock Options | 2016 Grant | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																									0.33%
Stock Options | 2016 Grant | Subject to conditional vesting term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)												300,000
Stock Options | June 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																				0.9
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period																									11,069
Compensation costs | $																									$ 185.0		$ 154.0		174.0
Vesting period																									3 years
Compensation cost not yet recognized | $								$ 57.0																	$ 57.0	€ 57.0
Recognition period for compensation costs																									3 years
Restricted Stock Units (RSUs) | Axa Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period																									12,929
Unvested outstanding shares								19,100,000																	19,100,000	19,100,000	37,416	37,416
Grants in period, weighted average grant date fair value (in usd per share) | $ / shares																									$ 27.49
Restricted Stock Units (RSUs) | AXA Holding Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested outstanding shares								19,100,000																	19,100,000	19,100,000
Restricted Stock Units (RSUs) | Transaction Incentive Grant Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period				700,000
Vesting percentage																							50.00%
Compensation cost not yet recognized | $																				3.0			$ 3.0
Requisite service period																							5 years
Restricted Stock Units (RSUs) | Transaction Incentive Grant Awards | Period Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																				2.6
Restricted Stock Units (RSUs) | Transaction Incentive Grant Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price growth rate																							130.00%
Restricted Stock Units (RSUs) | Transaction Incentive Grant Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price growth rate																							150.00%
Restricted Stock Units (RSUs) | All-Employee Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period				400,000
Compensation costs | $																				2.4
Compensation cost not yet recognized | $																				7.1			$ 7.1
Recognition period for compensation costs																							6 months
Individual basis grants during period (in shares)				50
Restricted Stock Units (RSUs) | Annual Awards 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period			1,300,000
Compensation costs | $																				2.5
Vesting period																							3 years
Compensation cost not yet recognized | $																				27.4			$ 27.4
Share price (in usd per share) | $ / shares																															$ 21.68
Restricted Stock Units (RSUs) | Annual Awards 2018 | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																							33.33%
Restricted Stock Units (RSUs) | Annual Awards 2018 | Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																							33.33%
Restricted Stock Units (RSUs) | Annual Awards 2018 | Period Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																							33.33%
Restricted Stock Units (RSUs) | TSR Performance Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in usd per share) | $ / shares			$ 23.17
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs | $																									$ 0.2		$ 1.0		$ 2.0
Grants in period (in shares)																									15,542		43,606		20,337
Vesting period																									4 years
Stock appreciation right outstanding								400,000																	400,000	400,000
Weighted average remaining contractual term																									4 years 9 months 18 days
Accrued stock appreciation right | $								$ 4.0																	$ 4.0	€ 4.0	$ 4.0	$ 4.0
Stock Appreciation Rights (SARs) [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in usd per share) | € / shares																										€ 18.20		$ 18.65		$ 21.00
Stock Appreciation Rights (SARs) [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in usd per share) | € / shares																										€ 33.78		$ 33.78		$ 33.78
Performance Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Performance Units and shares at risk of achieving performance criteria								2,000,000																	2,000,000	2,000,000
Performance Share [Member] | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Performance share unit | $																									$ 45.0		$ 31.0
R S U Service Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Vesting percentage					50.00%
R S U Service Units | Transaction Incentive Grant Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																							2 years
Vesting percentage																							50.00%
R S U Service Units | Transaction Incentive Grant Awards | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period				400,000
Cash-settled RSUs | Annual Awards 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period			500,000
AXA Performance Share Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share distributions | $						$ 6.0	$ 21.0
Share distributions (in shares)						200,000	800,000
RSU Performance Units | Transaction Incentive Grant Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage																							50.00%
RSU Performance Units | Transaction Incentive Grant Awards | Period Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period				200,000
Compensation cost not yet recognized | $																				$ 3.6			$ 3.6
Grants in period, weighted average grant date fair value (in usd per share) | $ / shares				$ 16.47
RSU Performance Units | Transaction Incentive Grant Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																							2 years
RSU Performance Units | Transaction Incentive Grant Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																							5 years
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in usd per share) | $ / shares				$ 20